Note 20 - Cash and Cash Equivalents (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Short-term deposits, guarantee deposits	R$ 356	R$ 294